Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Schedule Of Goodwill
The following table presents the gross amount, accumulated impairment loss, and carrying amount of goodwill at Exelon, ComEd, and PHI as of December 31, 2021 and 2020. There were no additions or impairments during the years ended December 31, 2021 and 2020.

	Gross Amount	Accumulated Impairment Loss	Carrying Amount
Exelon	$8,613	$1,983	$6,630
ComEd(a)	4,608	1,983	2,625
PHI(b)	4,005	—	4,005
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(a)Reflects goodwill recorded in 2000 from the PECO/Unicom merger (predecessor parent company of ComEd).
(b)Reflects goodwill recorded in 2016 from the PHI merger.

Schedule of Finite-Lived Intangible Assets
Exelon’s other intangible assets, included in Other current assets and Other deferred debits and other assets in the Consolidated Balance Sheets, consisted of the following as of December 31, 2021 and 2020. Exelon's and PHI's other intangible liabilities, included in current and noncurrent Unamortized energy contract liabilities in their Consolidated Balance Sheets, consisted of the following as of December 31, 2021 and 2020. The intangible assets and liabilities shown below are amortized on a straight-line basis, except for unamortized energy contracts which are amortized in relation to the expected realization of the underlying cash flows:

	December 31, 2021			December 31, 2020
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Exelon
Unamortized Energy Contracts	$(1,515)	$1,280	$(235)	$(1,515)	$1,188	$(327)
Software License	81	(53)	28	81	(44)	37
Exelon Total	$(1,434)	$1,227	$(207)	$(1,434)	$1,144	$(290)
PHI
Unamortized Energy Contracts	$(1,515)	$1,280	$(235)	$(1,515)	$1,188	$(327)

Schedule Of Finite-Lived Intangible Assets Amortization Expense	The following table summarizes the amortization expense related to intangible assets and liabilities for each of the years ended December 31, 2021, 2020, and 2019:

For the Years Ended December 31,	Exelon(a)	PHI(a)
2021	$(83)	$(92)
2020	(98)	(115)
2019	(102)	(119)
__________
(a)For PHI unamortized energy contracts, the amortization of the fair value adjustment amounts and the corresponding offsetting regulatory asset amounts are amortized through Purchased power and fuel expense in their Consolidated Statements of Operations and Comprehensive Income resulting in no effect to net income.

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	The following table summarizes the estimated future amortization expense related to intangible assets and liabilities as of December 31, 2021:

For the Years Ending December 31,	Exelon	PHI
2022	$(80)	$(89)
2023	(72)	(81)
2024	(29)	(38)
2025	(2)	(5)
2026	(5)	(5)